PGIM Jennison Blend Fund
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Shares	Value
Long-Term Investments 98.6%
Common Stocks
Aerospace & Defense 5.2%
Airbus SE (France)	23,406	$5,504,914
Boeing Co. (The)*	60,315	11,399,535
Firefly Aerospace, Inc.*	34,173	605,204
General Electric Co.	43,826	13,079,870
Hexcel Corp.	38,268	2,917,170
Karman Holdings, Inc.*	25,903	1,736,278
Mercury Systems, Inc.*	30,559	2,135,768
Northrop Grumman Corp.	9,010	5,155,972
RTX Corp.	54,805	9,585,943
VSE Corp.	31,801	5,730,222
		57,850,876
Automobile Components 0.3%
Dorman Products, Inc.*	22,920	3,031,629
Garrett Motion, Inc. (Switzerland)	43,721	722,708
		3,754,337
Automobiles 2.0%
General Motors Co.	129,463	9,518,120
Tesla, Inc.*	29,580	12,724,428
		22,242,548
Banks 7.0%
Ameris Bancorp	84,829	6,426,645
Atlantic Union Bankshares Corp.	71,766	2,427,844
Bank of America Corp.	161,876	8,684,647
Eastern Bankshares, Inc.	162,423	3,058,425
Enterprise Financial Services Corp.	85,936	4,692,965
First Bancorp	82,663	4,216,640
First Interstate BancSystem, Inc. (Class A Stock)	132,976	4,366,932
Heritage Financial Corp.	128,711	3,081,341
JPMorgan Chase & Co.	57,000	17,845,560
M&T Bank Corp.	44,049	8,379,001
PNC Financial Services Group, Inc. (The)	47,061	8,975,474
Renasant Corp.(a)	99,683	3,532,765
Wintrust Financial Corp.	16,579	2,221,918
		77,910,157
Biotechnology 2.7%
AbbVie, Inc.	28,393	6,465,086
Arcutis Biotherapeutics, Inc.*	238,689	7,315,818
Newamsterdam Pharma Co. NV (Netherlands)*	102,237	4,222,388
Rhythm Pharmaceuticals, Inc.*	13,880	1,514,169
Scholar Rock Holding Corp.*	42,853	1,888,103
Twist Bioscience Corp.*(a)	76,350	2,443,964
uniQure NV (Netherlands)*	26,091	717,763
Vaxcyte, Inc.*	14,452	716,964
Vertex Pharmaceuticals, Inc.*	7,843	3,400,803
Xenon Pharmaceuticals, Inc. (Canada)*	19,393	867,255
		29,552,313
Broadline Retail 3.3%
Amazon.com, Inc.*	144,860	33,784,249

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Broadline Retail (cont’d.)
Kohl’s Corp.	53,593	$1,317,852
MercadoLibre, Inc. (Brazil)*	892	1,848,028
		36,950,129
Building Products 1.4%
AZZ, Inc.	8,525	898,705
Griffon Corp.	23,457	1,759,275
Hayward Holdings, Inc.*	245,826	4,043,838
Johnson Controls International PLC	75,804	8,816,763
		15,518,581
Capital Markets 2.2%
Acadian Asset Management, Inc.	64,674	2,899,982
Artisan Partners Asset Management, Inc. (Class A Stock)	48,583	2,015,223
Blackstone, Inc.	27,333	4,002,098
Goldman Sachs Group, Inc. (The)	11,690	9,656,408
Marex Group PLC (United Kingdom)	80,138	2,788,001
Moelis & Co. (Class A Stock)	40,751	2,614,992
StoneX Group, Inc.*	7,537	682,927
		24,659,631
Chemicals 1.0%
Avient Corp.	78,485	2,400,856
Element Solutions, Inc.	62,823	1,628,372
Linde PLC	16,769	6,880,656
		10,909,884
Commercial Services & Supplies 0.5%
ACV Auctions, Inc. (Class A Stock)*	270,974	2,127,146
Casella Waste Systems, Inc. (Class A Stock)*	2,985	287,724
HNI Corp.	36,546	1,517,390
Interface, Inc.	51,403	1,434,658
OPENLANE, Inc.*	29,399	747,910
		6,114,828
Communications Equipment 0.7%
Cisco Systems, Inc.	107,984	8,308,289
Construction & Engineering 0.9%
Argan, Inc.	4,012	1,585,542
Construction Partners, Inc. (Class A Stock)*	18,606	2,028,054
Fluor Corp.*	24,964	1,071,705
Great Lakes Dredge & Dock Corp.*	281,750	3,597,948
Primoris Services Corp.	5,940	751,766
Sterling Infrastructure, Inc.*	1,935	666,240
		9,701,255
Consumer Finance 0.2%
Enova International, Inc.*	7,221	946,601
LendingTree, Inc.*	16,353	932,611
		1,879,212
Consumer Staples Distribution & Retail 2.9%
Chefs’ Warehouse, Inc. (The)*	65,160	3,995,611

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail (cont’d.)
Costco Wholesale Corp.	7,449	$6,805,332
Walmart, Inc.	197,866	21,866,172
		32,667,115
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	8,817	816,101
Stride, Inc.*	12,484	793,109
		1,609,210
Diversified REITs 0.2%
Alexander & Baldwin, Inc.	122,660	1,917,176
Electric Utilities 1.0%
Constellation Energy Corp.	15,449	5,628,997
IDACORP, Inc.	29,488	3,885,929
Oklo, Inc.*(a)	7,847	717,059
Portland General Electric Co.	13,528	687,493
		10,919,478
Electrical Equipment 0.2%
Bloom Energy Corp. (Class A Stock)*	14,153	1,546,074
Nextpower, Inc. (Class A Stock)*	10,332	946,618
		2,492,692
Electronic Equipment, Instruments & Components 1.0%
Advanced Energy Industries, Inc.	4,331	914,664
Amphenol Corp. (Class A Stock)	1,751	246,716
Belden, Inc.	5,387	610,886
Fabrinet (Thailand)*	2,968	1,363,529
Knowles Corp.*	30,282	680,739
Mirion Technologies, Inc.*	89,127	2,319,085
Sanmina Corp.*	10,643	1,662,064
TTM Technologies, Inc.*	49,023	3,440,434
		11,238,117
Energy Equipment & Services 0.8%
Archrock, Inc.	67,555	1,657,800
Borr Drilling Ltd. (Mexico)	211,472	699,972
Expro Group Holdings NV*	105,396	1,470,274
Liberty Energy, Inc.	34,420	611,988
Nabors Industries Ltd.*	18,289	912,072
Oceaneering International, Inc.*	82,058	2,002,215
Solaris Energy Infrastructure, Inc.	27,826	1,332,587
Valaris Ltd.*	12,850	724,869
		9,411,777
Entertainment 2.6%
Netflix, Inc.*	119,160	12,819,233
Spotify Technology SA*	6,246	3,740,542
Walt Disney Co. (The)	113,433	11,850,345
		28,410,120
Financial Services 1.6%
EVERTEC, Inc. (Puerto Rico)	69,011	1,994,418

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Financial Services (cont’d.)
Flywire Corp.*	144,142	$2,016,547
HA Sustainable Infrastructure Capital, Inc.	19,869	682,699
Mastercard, Inc. (Class A Stock)	12,881	7,091,377
Shift4 Payments, Inc. (Class A Stock)*(a)	5,307	391,550
Visa, Inc. (Class A Stock)	17,002	5,686,149
		17,862,740
Food Products 0.1%
Freshpet, Inc.*	25,892	1,479,987
Gas Utilities 0.3%
Chesapeake Utilities Corp.	21,064	2,929,160
Southwest Gas Holdings, Inc.	7,329	608,673
		3,537,833
Ground Transportation 0.7%
ArcBest Corp.	17,947	1,151,659
Union Pacific Corp.	28,807	6,678,327
		7,829,986
Health Care Equipment & Supplies 1.4%
Edwards Lifesciences Corp.*	21,317	1,847,544
Embecta Corp.	65,856	839,993
GE HealthCare Technologies, Inc.	58,047	4,643,180
Integer Holdings Corp.*	13,756	992,908
Intuitive Surgical, Inc.*	7,255	4,160,598
iRhythm Technologies, Inc.*	15,918	2,992,743
		15,476,966
Health Care Providers & Services 1.7%
Concentra Group Holdings Parent, Inc.	111,392	2,290,220
Ensign Group, Inc. (The)	4,530	840,496
GeneDx Holdings Corp.*	12,720	2,123,604
Guardant Health, Inc.*	39,785	4,313,490
LifeStance Health Group, Inc.*	407,843	2,650,979
Option Care Health, Inc.*	41,955	1,304,800
RadNet, Inc.*(a)	17,335	1,435,165
UnitedHealth Group, Inc.	10,649	3,511,721
		18,470,475
Health Care REITs 0.1%
CareTrust REIT, Inc.	31,832	1,194,655
Health Care Technology 0.3%
Teladoc Health, Inc.*	99,925	758,431
Waystar Holding Corp.*	67,249	2,482,160
		3,240,591
Hotel & Resort REITs 0.2%
Xenia Hotels & Resorts, Inc.	119,830	1,675,223
Hotels, Restaurants & Leisure 1.0%
Black Rock Coffee Bar, Inc. (Class A Stock)*	28,585	650,309
Cheesecake Factory, Inc. (The)	22,086	1,052,619
Churchill Downs, Inc.	10,308	1,124,499

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Cracker Barrel Old Country Store, Inc.	22,903	$661,667
McDonald’s Corp.	12,279	3,828,838
Navan, Inc. (Class A Stock)*	40,693	679,166
Penn Entertainment, Inc.*	65,933	978,446
Shake Shack, Inc. (Class A Stock)*	30,962	2,708,556
		11,684,100
Household Durables 1.1%
Beazer Homes USA, Inc.*	32,626	746,157
Ethan Allen Interiors, Inc.	29,630	700,453
Hovnanian Enterprises, Inc. (Class A Stock)*	9,303	1,224,089
Installed Building Products, Inc.	2,549	683,183
Leggett & Platt, Inc.	110,255	1,131,216
LGI Homes, Inc.*	28,836	1,500,049
Meritage Homes Corp.	12,179	890,041
Toll Brothers, Inc.	38,307	5,356,468
		12,231,656
Household Products 0.1%
Central Garden & Pet Co. (Class A Stock)*	46,646	1,443,227
Independent Power & Renewable Electricity Producers 0.1%
Ormat Technologies, Inc.	9,154	1,033,578
Industrial Conglomerates 0.7%
3M Co.	42,176	7,256,381
Industrial REITs 0.7%
LXP Industrial Trust	12,344	598,684
Plymouth Industrial REIT, Inc.	81,525	1,788,659
Prologis, Inc.	37,778	4,855,606
		7,242,949
Insurance 2.5%
Axis Capital Holdings Ltd.	30,017	3,068,938
Chubb Ltd.	18,472	5,471,037
CNO Financial Group, Inc.	55,325	2,264,452
Lincoln National Corp.	68,527	2,819,201
Marsh & McLennan Cos., Inc.	28,749	5,274,004
MetLife, Inc.	91,678	7,018,868
Skyward Specialty Insurance Group, Inc.*	36,939	1,808,533
TypTap Insurance Group, Inc.*	16,914	318,829
		28,043,862
Interactive Media & Services 5.9%
Alphabet, Inc. (Class A Stock)	91,832	29,402,770
Alphabet, Inc. (Class C Stock)	46,535	14,896,784
Cargurus, Inc.*	19,557	689,971
Meta Platforms, Inc. (Class A Stock)	30,843	19,984,722
TripAdvisor, Inc.*	39,662	589,774
		65,564,021
IT Services 1.1%
ASGN, Inc.*	22,711	1,022,222
DigitalOcean Holdings, Inc.*	18,784	836,264

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Shopify, Inc. (Canada) (Class A Stock)*	31,528	$5,001,602
Snowflake, Inc.*	22,439	5,637,574
		12,497,662
Life Sciences Tools & Services 0.3%
10X Genomics, Inc. (Class A Stock)*	39,915	750,801
Adaptive Biotechnologies Corp.*	144,114	2,833,281
		3,584,082
Machinery 2.4%
Caterpillar, Inc.	7,756	4,465,595
Enerpac Tool Group Corp.	57,390	2,173,359
Enpro, Inc.	2,669	594,787
Gates Industrial Corp. PLC*	185,147	4,213,946
Helios Technologies, Inc.	14,546	785,338
Hillman Solutions Corp.*	90,669	793,354
Parker-Hannifin Corp.	11,804	10,171,507
SPX Technologies, Inc.*	3,351	720,599
Trinity Industries, Inc.	95,374	2,529,318
		26,447,803
Marine Transportation 0.2%
Kirby Corp.*(a)	18,572	2,108,293
Media 0.1%
Integral Ad Science Holding Corp.*	99,871	1,026,674
Metals & Mining 1.2%
Coeur Mining, Inc.*	85,823	1,482,163
Eldorado Gold Corp. (Turkey)*	215,964	6,761,833
ERO Copper Corp. (Brazil)*	51,056	1,295,291
Hecla Mining Co.	83,476	1,404,066
SunCoke Energy, Inc.	198,588	1,294,794
Worthington Steel, Inc.	31,052	1,048,005
		13,286,152
Mortgage Real Estate Investment Trusts (REITs) 0.5%
Dynex Capital, Inc.	126,652	1,774,394
Ellington Financial, Inc.	139,814	1,915,452
Ladder Capital Corp.	134,820	1,489,761
		5,179,607
Multi-Utilities 1.9%
CenterPoint Energy, Inc.	169,410	6,773,012
NiSource, Inc.	332,451	14,671,062
		21,444,074
Office REITs 0.2%
Cousins Properties, Inc.	90,192	2,325,150
Oil, Gas & Consumable Fuels 3.0%
California Resources Corp.	38,405	1,834,991
Cheniere Energy, Inc.	23,107	4,816,885
Exxon Mobil Corp.	102,051	11,829,752

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Gulfport Energy Corp.*	11,516	$2,562,195
Shell PLC, ADR	161,536	11,916,511
		32,960,334
Passenger Airlines 0.1%
SkyWest, Inc.*	14,139	1,435,391
Personal Care Products 0.4%
Unilever PLC (United Kingdom), ADR	81,186	4,919,060
Pharmaceuticals 4.5%
Amneal Pharmaceuticals, Inc.*	55,567	695,699
AstraZeneca PLC (United Kingdom), ADR	79,932	7,411,295
Crinetics Pharmaceuticals, Inc.*	45,960	2,093,937
Eli Lilly & Co.	21,289	22,895,681
Indivior PLC (United Kingdom)*	18,998	638,333
Mind Medicine MindMed, Inc.*	67,241	850,599
Prestige Consumer Healthcare, Inc.*	39,931	2,377,891
Roche Holding AG, ADR	102,571	4,905,971
Tarsus Pharmaceuticals, Inc.*	71,374	5,707,065
UCB SA (Belgium)	10,363	2,896,601
		50,473,072
Professional Services 0.8%
Huron Consulting Group, Inc.*	22,285	3,668,334
Korn Ferry	49,083	3,228,189
Planet Labs PBC*	71,575	851,742
Verra Mobility Corp.*	28,928	631,209
		8,379,474
Real Estate Management & Development 0.1%
Cushman & Wakefield Ltd.*	61,994	1,038,400
Residential REITs 0.6%
Camden Property Trust	54,317	5,776,070
Independence Realty Trust, Inc.	40,813	699,943
		6,476,013
Retail REITs 0.6%
InvenTrust Properties Corp.	31,890	910,141
SITE Centers Corp.	250,151	1,841,111
Urban Edge Properties	227,437	4,371,339
		7,122,591
Semiconductors & Semiconductor Equipment 11.3%
Advanced Micro Devices, Inc.*	52,079	11,328,745
Broadcom, Inc.	82,607	33,287,317
Credo Technology Group Holding Ltd.*	22,056	3,917,145
Impinj, Inc.*(a)	17,293	2,972,148
Lattice Semiconductor Corp.*	25,795	1,811,067
NVIDIA Corp.	216,979	38,405,283
Onto Innovation, Inc.*	18,881	2,703,004
Rambus, Inc.*	11,923	1,139,481
Rigetti Computing, Inc.*	17,481	446,989
Semtech Corp.*	37,844	2,806,511
SiTime Corp.*	10,820	3,221,114

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	46,319	$13,502,452
Texas Instruments, Inc.	21,781	3,665,089
Tower Semiconductor Ltd. (Israel)*	51,755	5,595,233
Universal Display Corp.	7,439	884,720
		125,686,298
Software 8.5%
A10 Networks, Inc.	52,644	906,530
Agilysys, Inc.*	5,538	680,952
AppLovin Corp. (Class A Stock)*	5,925	3,551,919
Asana, Inc. (Class A Stock)*	56,350	725,788
AvePoint, Inc.*	253,870	3,300,310
Cadence Design Systems, Inc.*	21,789	6,794,682
Cipher Mining, Inc.*	81,718	1,662,961
Clearwater Analytics Holdings, Inc. (Class A Stock)*	74,957	1,653,551
Core Scientific, Inc.*	40,679	687,068
Crowdstrike Holdings, Inc. (Class A Stock)*	14,976	7,625,180
Datadog, Inc. (Class A Stock)*	22,735	3,637,827
Intapp, Inc.*	79,924	3,451,918
JFrog Ltd.*	26,420	1,611,092
MARA Holdings, Inc.*	59,483	702,494
Microsoft Corp.	73,593	36,208,492
Oracle Corp.	37,224	7,517,387
Q2 Holdings, Inc.*	49,690	3,584,140
Riot Platforms, Inc.*	54,441	878,133
Riskified Ltd. (Class A Stock)*	93,161	460,215
ServiceNow, Inc.*	5,487	4,457,694
Varonis Systems, Inc.*(a)	111,127	3,674,970
Vertex, Inc. (Class A Stock)*	43,637	858,340
Via Transportation, Inc. (Class A Stock)*	8,176	284,770
		94,916,413
Specialized REITs 0.3%
Four Corners Property Trust, Inc.	62,348	1,498,846
National Storage Affiliates Trust	45,695	1,345,718
		2,844,564
Specialty Retail 1.4%
American Eagle Outfitters, Inc.	45,143	920,917
Boot Barn Holdings, Inc.*	5,439	1,054,187
Five Below, Inc.*	24,330	4,011,774
Industria de Diseno Textil SA (Spain)	40,150	2,252,628
Lowe’s Cos., Inc.	18,671	4,527,344
Urban Outfitters, Inc.*	11,270	834,769
Warby Parker, Inc. (Class A Stock)*	101,938	2,019,392
		15,621,011
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	110,961	30,941,475
Dell Technologies, Inc. (Class C Stock)	36,214	4,829,137
IonQ, Inc.*	13,407	660,965
		36,431,577

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods 0.5%
Kontoor Brands, Inc.	52,935	$3,935,717
Wolverine World Wide, Inc.	95,044	1,540,663
		5,476,380
Trading Companies & Distributors 0.4%
McGrath RentCorp	19,550	2,015,214
Rush Enterprises, Inc. (Class A Stock)	27,438	1,428,422
Willis Lease Finance Corp.	5,131	629,625
		4,073,261
Water Utilities 0.2%
H2O America	36,477	1,693,627

Total Long-Term Investments (cost $613,334,005)		1,096,732,918

Short-Term Investments 1.6%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.111%)(wb)	10,950,701	10,950,701
PGIM Institutional Money Market Fund (7-day effective yield 4.167%) (cost $6,861,192; includes $6,835,287 of cash collateral for securities on loan)(b)(wb)	6,866,672	6,861,866

Total Short-Term Investments (cost $17,811,893)		17,812,567

TOTAL INVESTMENTS 100.2% (cost $631,145,898)		1,114,545,485
Liabilities in excess of other assets (0.2)%		(2,315,780)

Net Assets 100.0%		$1,112,229,705

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,748,018; cash collateral of $6,835,287 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).